Average Annual Total Returns - Class A C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
ICE BofA 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.46%	1.77%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.78%	2.14%	1.41%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.81%	1.26%	0.83%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.81%	1.26%	0.83%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	2.14%	1.41%